Statements of Operations and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations and Comprehensive Income [Abstract]
Unrealized (loss) gain on derivative instruments attributable to noncontrolling interest	$ 3,335,860	$ 1,906,277